BORROWINGS - Repayments on Non-Recourse Borrowings (Details) - Non-recourse borrowings (current and non-current) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Total principal repayments	$ 12,635
Deferred financing costs and other	(457)
Total	12,178	$ 12,028
2025
Disclosure of detailed information about borrowings [line items]
Total principal repayments	781
2026
Disclosure of detailed information about borrowings [line items]
Total principal repayments	1,321
2027
Disclosure of detailed information about borrowings [line items]
Total principal repayments	698
2028
Disclosure of detailed information about borrowings [line items]
Total principal repayments	846
2029
Disclosure of detailed information about borrowings [line items]
Total principal repayments	3,175
Thereafter
Disclosure of detailed information about borrowings [line items]
Total principal repayments	$ 5,814